Expense Example - LVIP Wellington Capital Growth Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	73	234	409	916	98	312	544	1,210